Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C 000032757 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,129	$ 13,077	$ 11,734	$ 14,097	$ 15,514	$ 18,272	$ 15,669	$ 17,637	$ 19,903	$ 20,206
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
F T S E 3 Month T Bill Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,027	$ 10,111	$ 10,300	$ 10,532	$ 10,593	$ 10,598	$ 10,757	$ 11,323	$ 11,939	$ 12,464